General	6 Months Ended
Jun. 30, 2022
Disclosure Of General Information [Abstract]
General

Note 1 - General

Ellomay Capital Ltd. (hereinafter - the “Company”), is an Israeli company involved in the production of renewable and clean energy. As of June 30, 2022, the Company owns seven photovoltaic plants (each, a “PV Plant” and, together, the “PV Plants”) that are operating and connected to their respective national grids as follows: (i) five photovoltaic plants in Spain with an aggregate installed capacity of approximately 35.9 MW, (ii) 51% of Talasol, which owns a photovoltaic plant with installed capacity of 300MW in the municipality of Talaván, Cáceres, Spain (hereinafter – the “Talasol Project”) and (iii) one photovoltaic plant in Israel with an aggregate installed capacity of approximately 9 MW. In addition, the Company indirectly owns: (i) 9.375% of Dorad Energy Ltd. (hereinafter - “Dorad”), (ii) Ellomay Solar Italy One SRL and Ellomay Solar Italy Two SRL, that are constructing photovoltaic plants with installed capacity of 14.8 MW and 4.95 MW, respectively,  in the municipality of Latina, Borgo Bainsizza, Lazio Region, Italy, (iii) Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V., project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million (with a license to produce 7.5 million) Nm3 per year, respectively, and (iv) 83.333% of Ellomay Pumped Storage (2014) Ltd. (hereinafter – “Ellomay PS”), which is constructing a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel (hereinafter – the “Manara PSP”).

The ordinary shares of the Company are listed on the NYSE American and on the Tel Aviv Stock Exchange under the trading symbol “ELLO”. The address of the Company’s registered office is 18 Rothschild Blvd., Tel Aviv, Israel.

Effects of the spreading of the coronavirus and of the military conflict between Russia and Ukraine

Following the outbreak of the coronavirus (Covid-19) in China in December 2019, and the spreading of Covid-19 to many other countries since the beginning of 2020, creating the current pandemic situation, there was a decrease in economic activity in many areas around the world, including Israel, Spain and Italy. The spread of the virus has led, inter alia, to a disruption in the supply chain, a decrease in global transportation, restrictions on travel and work that were announced by the State of Israel and other countries around the world and a decrease in the value of financial assets and commodities on the markets in Israel and the world. In recent months, Spain, Italy, and Israel have experienced a resurgence in the number of Covid-19 cases, causing the local governments to renew restrictions and implement additional measures in order to attempt to curb the spread of the pandemic. Although the Company’s operations have not thus far been materially adversely affected by the restrictions imposed by local governments and authorities in the countries in which the Company operates, in the event the restrictions continue, or new restrictions are imposed, the operations of the Company, including the projects under construction and development, may be adversely affected. Also, as a result of the Covid-19 pandemic, the electricity prices in the European markets declined during the beginning of the pandemic due to the decrease in demand, resulting in a slight decrease in the Company’s revenues in Spain.  Despite a decrease in the number and severity of Covid-19 cases in recent months compared to the first year of the pandemic, the impact and implications of the pandemic, including the delays in supply chains and the shortage of components, causing delays, and increases in costs and expenses, are still impacting the markets and industries worldwide and may also indirectly affect the operations of the Company, for example through changes in the prices of oil resulting in a decrease in the electricity prices, and through reduction in demand for electricity, delays in construction of projects due to curtailment of work, limited availability of components required in order to operate or construct new projects, regulatory changes by countries affected by the virus, including changes in subsidies, collection delays, delays in obtaining permits, limited availability or changes in terms of financing for future projects, limited availability of corporate financing and lower returns on potential future investments. As a result, the Company's business and operating results could be negatively affected.

The military conflict between Russia and Ukraine impacted European and other markets and caused delays in supply and shortages in supply, including natural gas supply. Since the commencement of the military conflict between Russia and Ukraine and the gas shortage caused by such conflict, the electricity prices in the European markets have significantly increased and are currently higher that were in effect prior to the pandemic. The war in Ukraine also caused shortages in certain raw materials and an increase in delivery prices, impacting our biogas operations in the Netherlands. The supply of raw materials has since been renewed. In connection with the increases in electricity prices that commenced prior to the military conflict between Russia and the Ukraine but were enhanced significantly since the commencement of the conflict, the Spanish government implemented RDL 17/2021 that establishes the reduction, initially until March 31, 2022, of returns on the electricity generating activity of Spanish production facilities that do not emit greenhouse gases accomplished through payments of a portion of the revenues by the production facilities to the Spanish government. RDL 17/2021 was thereafter extended and applied until June 30, 2022. The continued military conflict between Russian and the Ukraine may adversely impact our operations in the future, including through the implementation of new regulation in the countries in which we operate, changes in the financial markets and availability of funds in Europe, shortages in raw materials and continued increase in delivery prices.

The extent to which the Covid-19 pandemic and the military conflict between Russian and Ukraine impacts the business of the Company will depend on future developments, which are highly uncertain and cannot be predicted.

Increase in Annual Interest Rate of the Company’s Series C Debentures

On June 6, 2022, the holders of the Company’s Series C Debentures approved an amendment to the Series C Deed of Trust, which provides for certain revisions to the financial covenants and for the increase of the annual interest rate payable on the principal of the Series C Debentures by 0.25% from 3.3% to 3.55%, commencing on June 6, 2022.